C12 Financial assets, non-current	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
C12 Financial assets, non-current

C12    Financial assets, non-current

Equity in joint ventures and associated companies

	2017	2016
Opening balance	775	1,210
Share in earnings	24	31
Distribution of capital stock	–95	—
Taxes	–3	–5
Dividends	–77	–84
Divested business	—	–15
Translation difference	—	–362

Closing balance1)	624	775

1)	Goodwill, net, amounts to SEK 1 (1) million.

There were no major holdings in joint ventures or associated companies in 2017. Significant holdings from previous years are specified below.

All companies apply IFRS in the reporting to the Company as issued by IASB.

Ericsson’s share of assets, liabilities and income in associated company Rockstar Consortium

	2017	2016	2015
Percentage in ownership interest	21.26%	21.26%	21.26%

Total assets	20	22	21
Total liabilities	—	—	5

Net assets (100%)	20	22	16
Company’s share of net assets (21.26%)	3	3	3
Net sales	—	—	—
Income after financial items	—	—	–642

Net income and total comprehensive income (100%)	—	—	–642
Company’s share of net income and other comprehensive income (21.26%)	—	—	–137

Rockstar Consortium LLC (Rockstar) is a company that was formed in 2011 by Apple, Blackberry, Ericsson, Microsoft, and Sony to purchase approximately 4,000 patent assets out of the original about 6,000 from the Nortel bankruptcy estate. On December 23, 2014, it was agreed between the owners of Rockstar and RPX Corporation (RPXC) that RPX shall purchase the remaining patents of Rockstar. The transaction occured in 2015 and after that the main part of the capital stock has been distributed to the owners. Rockstar Consortium has concluded its operations.

Financial assets, non-current

	Other investments in shares and participations		Customer finance, non-current		Interest-bearing securities, non-current		Derivatives, non-current		Other financial assets, non-current
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Cost
Opening balance	2,516	2,567	2,137	1,755	7,586	—	—	452	4,648	5,365
Additions	146	133	1,788	2,704	54,687	7,593	86	—	503	785
Disposals/repayments/deductions	–43	–267	–1,100	–2,333	–37,241	—	—	—	–375	–187
Change in value in funded pension plans1)	—	—	—	—	—	—	—	—	1,300	–1,622
Revaluation	99	2	—	—	73	–7	—	—	27	62
Reclassification	—	—	–570	–12	—	—	—	–452	—	—
Translation difference	–50	81	–18	23	—	—	—	—	–169	245

Closing balance	2,668	2,516	2,237	2,137	25,105	7,586	86	—	5,934	4,648
Accumulated impairment losses/ allowances
Opening balance	–1,337	–1,292	–9	–16	—	—	—	—	–206	–183
Impairment losses/allowances	–126	37	–56	–5	—	—	—	—	–1	–1
Disposals/repayments/deductions	25	–1	6	12	—	—	—	—	77	–1
Translation difference	49	–81	—	—	—	—	—	—	7	–21

Closing balance	–1,389	–1,337	–59	–9	—	—	—	—	–123	–206

Net carrying value	1,279	1,179	2,178	2,128	25,105	7,586	86	—	5,811	4,442

1)	This amount includes asset ceiling. For further information, see Note C17, “Post-employment benefits.”